SEGMENT INFORMATION	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
3.	SEGMENT INFORMATION

The Company establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organization structure as well as business segments and major customers in consolidated financial statements. The Company operates in five principal reportable segments: Fishery Development Division, and HU Plantation Division and Organic Fertilizer and Bread Grass Division, Cattle Development Division and Corporate and others. No geographic information is required as all revenue and assets are located in the P.R.C.

	For the three months ended September 30, 2014
			Organic
	Fishery		Fertilizer and	Cattle Farm
	Development	HU Plantation	Bread Grass	Development	Corporate and
	Division (1)	Division (2)	Division (3)	Division (4)	others (5)	Total

Revenue	$47,780,135	$5,813,667	$33,700,137	$6,814,990	$13,111,130	$107,220,059

Net income (loss)	$13,754,241	$2,567,126	$6,994,954	$641,963	$543,578	$24,501,862

Total assets	$131,700,632	$55,471,908	$218,710,852	$39,995,639	$35,116,673	$480,995,704

	For the three months ended September 30, 2013
			Organic
	Fishery		Fertilizer and	Cattle Farm
	Development	HU Plantation	Bread Grass	Development	Corporate and
	Division (1)	Division (2)	Division (3)	Division (4)	others (5)	Total

Revenue	$26,704,244	$10,534,960	$20,434,953	$4,639,397	$8,394,143	$70,707,697

Net income (loss)	$9,762,014	$5,322,211	$1,443,930	$575,134	$1,649,485	$18,752,774

Total assets	$79,561,093	$44,908,550	$131,498,783	$44,808,248	$27,027,247	$327,803,921

	For the nine months ended September 30, 2014
			Organic
	Fishery		Fertilizer and	Cattle Farm
	Development	HU Plantation	Bread Grass	Development	Corporate and
	Division (1)	Division (2)	Division (3)	Division (4)	others (5)	Total

Revenue	136,968,336	$9,085,607	95,459,852	21,483,496	32,183,061	295,180,352

Net income (loss)	$32,002,640	$3,752,283	25,914,779	$1,966,526	4,740,591	$68,376,819

Total assets	$131,700,632	$55,471,908	$218,710,852	$39,995,639	$35,116,673	$480,995,704

	For the nine months ended September 30, 2013
			Organic
	Fishery		Fertilizer and	Cattle Farm
	Development	HU Plantation	Bread Grass	Development	Corporate and
	Division (1)	Division (2)	Division (3)	Division (4)	others (5)	Total

Revenue	$68,826,877	$14,089,946	$52,259,230	$19,423,115	$25,616,609	$180,215,777

Net income (loss)	$20,815,367	$7,533,778	$10,786,509	$3,945,015	$6,381,817	$49,462,486

Total assets	$79,561,093	$44,908,550	$131,498,783	$44,808,248	$27,027,247	$327,803,921

Note
(1)	Operated by Capital Award, Inc. (“CA”). and Jiangmen City A Power Fishery Development Co., Limited (“JFD”).

(2)	Operated by Jiangmen City Heng Sheng Tai Agriculture Development Co., Limited (“JHST”).

(3)
Operated by Qinghai Sanjiang A Power Agriculture Co., Limited (“SJAP”), A Power Agro Agriculture Development (Macau) Limited (“APWAM”) , Qinghai Zhong He Meat Products Co., Limited (“QZH”), A Power Agro Agriculture Development (Macau) Limited (“APWAM”) and Hunan Shenghua A Power Agriculture Co., Limited (“HSA”).

(4)	Operated by Jiangmen City Hang Mei Cattle Farm Development Co. Limited (“JHMC”) and Macau Meiji Limited (“MEIJI”).

(5)	Operated by Sino Agro Food, Inc. (“SIAF”) and Sino Agro Food Sweden AB (publ) (“SAFS”).

Further analysis of revenue:-

	Three months ended September 30, 2014
			Organic
	Fishery	HU	Fertilizer and	Cattle Farm
	Development	Plantation	Bread Grass	Development	Corporate
Name of entity	Division (1)	Division (2)	Division (3)	Division (4)	and others (5)	Total
Sale of goods
Capital Award, Inc. ("CA")	$22,731,491	$-	$-	$-	$-	$22,731,491
Jiang Men City Heng Sheng Tai Agriculture Development Co., Limited ("JHST")	-	5,813,667	-	-	-	$5,813,667
Hunan Shenghua A Power Agriculture Co., Limited ("HSA")	-	-	5,794,162	-	-	$5,794,162
Qinghai Zhong He Meat Products Co Limited ("QZH")	-	-	5,669,050	-	-	5,669,050
Qinghai Sanjiang A Power Agriculture Co., Limited ("SJAP")	-	-	22,236,925	-	-	$22,236,925
Macau Eiji Company Limited ("MEIJI")	-	-	-	6,814,990	-	$6,814,990
Sino Agro Food, Inc. ("SIAF")	-	-	-	-	13,111,130	$13,111,130
Consulting and service income for development contracts
Capital Award, Inc. ("CA")	24,598,641	-	-	-	-	$24,598,641
Macau Eiji Company Limited ("MEIJI")	-	-	-	-	-	-
Sino Agro Food, Inc. ("SIAF")	-	-	-	-	-	-
Commission and management fee
Capital Award, Inc. ("CA")	450,003	-	-	-	-	450,003
Sino Agro Food, Inc. ("SIAF")	-	-	-	-	-	-
	$47,780,135	$5,813,667	$33,700,137	$6,814,990	$13,111,130	$107,220,059

Further analysis of revenue:-

	Three months ended September 30, 2013
			Organic
	Fishery	HU	Fertilizer and	Cattle Farm
	Development	Plantation	Bread Grass	Development	Corporate
Name of entity	Division (1)	Division (2)	Division (3)	Division (4)	and others (5)	Total
Sale of goods
Capital Award, Inc. ("CA")	$19,598,282	$-	$-	$-	$-	$19,598,282
Jiang Men City Heng Sheng Tai Agriculture Development Co., Limited ("JHST")	-	10,534,960	-	-	-	10,534,960
Hunan Shenghua A Power Agriculture Co., Limited ("HSA")	-	-	3,104,578	-	-	3,104,578
Qinghai Zhong He Meat Products Co Limited ("QZH")	-	-	-	-	-	-
Qinghai Sanjiang A Power Agriculture Co., Limited ("SJAP")	-	-	17,330,375	-	-	17,330,375
Macau Eiji Company Limited ("MEIJI")	-	-	-	4,639,397	-	4,639,397
Sino Agro Food, Inc. ("SIAF")	-	-	-	-	6,459,683	6,459,683
Consulting and service income for development contracts
Capital Award, Inc. ("CA")	6,939,405	-	-	-	-	6,939,405
Macau Eiji Company Limited ("MEIJI")	-	-	-	-	1,934,460	1,934,460
Sino Agro Food, Inc. ("SIAF")	-	-	-	-	-	-
Commission and management fee					-
Capital Award, Inc. ("CA")	166,557	-	-	-	-	166,557
Sino Agro Food, Inc. ("SIAF")	-	-	-	-	-	-
	$26,704,244	$10,534,960	$20,434,953	$4,639,397	$8,394,143	$70,707,697

Further analysis of revenue:

	Nine months ended September 30, 2014
			Organic
	Fishery	HU	Fertilizer and	Cattle Farm
	Development	Plantation	Bread Grass	Development	Corporate
Name of entity	Division (1)	Division (2)	Division (3)	Division (4)	and others (5)	Total
Sale of goods
Capital Award, Inc. ("CA")	$86,218,455	$-	$-	$-	$-	$86,218,455
Jiang Men City Heng Sheng Tai Agriculture Development Co., Limited ("JHST")	-	9,085,607	-	-	-	$9,085,607
Hunan Shenghua A Power Agriculture Co., Limited ("HSA")	-	-	15,750,656	-	-	$15,750,656
Qinghai Zhong He Meat Products Co Limited ("QZH")	-	-	7,467,877	-	-	7,467,877
Qinghai Sanjiang A Power Agriculture Co., Limited ("SJAP")	-	-	72,241,319	-	-	$72,241,319
Macau Eiji Company Limited ("MEIJI")	-	-	-	21,483,496	-	$21,483,496
Sino Agro Food, Inc. ("SIAF")	-	-	-	-	30,553,374	30,553,374
Consulting and service income for development contracts
Capital Award, Inc. ("CA")	49,558,454	-	-	-	-	$49,558,454
Macau Eiji Company Limited ("MEIJI")	-	-	-	-	1,629,687	1,629,687.00
Sino Agro Food, Inc. ("SIAF")	-	-	-	-	-	-
Commission and management fee					-
Capital Award, Inc. ("CA")	1,191,427	-	-	-	-	1,191,427
Sino Agro Food, Inc. ("SIAF")	-	-	-	-	-	-
	$136,968,337	$9,085,607	$95,459,852	$21,483,496	$32,183,061	$295,180,352

Further analysis of revenue:

	Nine months ended September 30, 2013
			Organic
	Fishery	HU	Fertilizer and	Cattle Farm
	Development	Plantation	Bread Grass	Development	Corporate
Name of entity	Division (1)	Division (2)	Division (3)	Division (4)	and others (5)	Total
Sale of goods
Capital Award, Inc. ("CA")	$44,462,877	$-	$-	$-	$-	$44,462,877
Jiang Men City Heng Sheng Tai Agriculture Development Co., Limited ("JHST")	-	14,089,946	-	-	-	$14,089,946
Hunan Shenghua A Power Agriculture Co., Limited ("HSA")	-	-	7,827,433	-	-	$7,827,433
Qinghai Zhong He Meat Products Co Limited ("QZH")	-	-	-	-	-	-
Qinghai Sanjiang A Power Agriculture Co., Limited ("SJAP")	-	-	44,431,797	-	-	$44,431,797
Macau Eiji Company Limited ("MEIJI")	-	-	-	12,309,334	-	12,309,334
Sino Agro Food, Inc. ("SIAF")	-	-	-	-	17,247,092	$17,247,092
Consulting and service income for development contracts
Capital Award, Inc. ("CA")	23,728,927	-	-	-	-	23,782,927
Macau Eiji Company Limited ("MEIJI")	-	-	-	7,113,781	-	$7,113,781
Sino Agro Food, Inc. ("SIAF")	-	-	-	-	8,173,969	8,173,969
Commission and management fee
Capital Award, Inc. ("CA")	581,073	-	-	-	-	581,073
Sino Agro Food, Inc. ("SIAF")	-	-	-	-	195,548	195,548
	$68,826,877	$14,089,946	$52,259,230	$19,423,115	$25,616,609	$180,215,777

	Three months ended September 30, 2014
			Organic
	Fishery	HU	Fertilizer and	Cattle Farm
COST OF GOODS SOLD	Development	Plantation	Bread Grass	Development	Corporate
Name of entity	Division (1)	Division (2)	Division (3)	Division (4)	and others (5)	Total
Sale of goods
Capital Award, Inc. ("CA")	$15,935,868	$-	$-	$-	$-	$15,935,868
Jiang Men City Heng Sheng Tai Agriculture Development Co., Limited ("JHST")	-	1,704,741	-	-	-	1,704,741
Hunan Shenghua A Power Agriculture Co., Limited ("HSA")	-	-	4,698,541	-	-	4,698,541
Qinghai Zhong He Meat Products Co Limited ("QZH")	-	-	3,519,966	-	-	3,519,966
Qinghai Sanjiang A Power Agriculture Co., Limited ("SJAP")	-	-	15,270,656		-	15,270,656
Macau Eiji Company Limited ("MEIJI")	-	-	-	6,443,072	-	6,443,072
Sino Agro Food, Inc. ("SIAF")	-	-	-	-	11,548,682	11,548,682
	$15,935,868	$1,704,741	$23,489,163	$6,443,072	$11,548,682	$59,121,526

Three months ended September 30, 2014
Organic
	Fishery	HU	Fertilizer and	Cattle Farm
COST OF SERVICES	Development	Plantation	Bread Grass	Development	Corporate
Name of entity	Division (1)	Division (2)	Division (3)	Division (4)	and others (5)	Total

Consulting and service income for development contracts
Capital Award, Inc. ("CA")	$13,601,869	$-	$-	$-	$-	$13,601,869
Macau Eiji Company Limited ("MEIJI")	-	-	-	-	-	-
Sino Agro Food, Inc. ("SIAF")	-	-	-	-	-	-
	$13,601,869	$-	$-	$-	$-	$13,601,869

	Three months ended September 30, 2013
			Organic
	Fishery		Fertilizer and	Cattle Farm
COST OF GOODS SOLD	Development	HU Plantation	Bread Grass	Development	Corporate and
Name of entity	Division (1)	Division (2)	Division (3)	Division (4)	others (5)	Total
Sale of goods
Capital Award, Inc. ("CA")	$14,208,181	$-	$-	$-	$-	$14,208,181
Jiang Men City Heng Sheng Tai Agriculture Development Co., Limited ("JHST")	-	4,832,794	-	-	-	4,832,794
Hunan Shenghua A Power Agriculture Co., Limited ("HSA")	-	-	1,937,860	-	-	1,937,860
Qinghai Zhong He Meat Products Co Limited ("QZH")	-	-	-	-	-	-
Qinghai Sanjiang A Power Agriculture Co., Limited ("SJAP")	-	-	10,897,327	-	-	10,897,327
Macau Eiji Company Limited ("MEIJI")	-	-	-	3,974,942	-	3,974,942
Sino Agro Food, Inc. ("SIAF")	-	-	-	-	5,464,433	5,464,433
	$14,208,181	$4,832,794	$12,835,187	$3,974,942	$5,464,433	$41,315,537

	Three months ended September 30, 2013
			Organic
	Fishery		Fertilizer and	Cattle Farm
COST OF SERVICES	Development	HU Plantation	Bread Grass	Development	Corporate and
Name of entity	Division (1)	Division (2)	Division (3)	Division (4)	others (5)	Total

Consulting and service income for development contracts
Capital Award, Inc. ("CA")	$2,703,461	$-	$-	$-	$-	$2,703,461
Macau Eiji Company Limited ("MEIJI")	-	-	-	-	-	-
Sino Agro Food, Inc. ("SIAF")	-	-	-	-	565,574	565,574
	$2,703,461	$-	$-	$0	$565,574	$3,269,035

	Nine months ended September 30, 2014
			Organic
	Fishery		Fertilizer and	Cattle Farm
COST OF GOODS SOLD	Development	HU Plantation	Bread Grass	Development	Corporate and
Name of entity	Division (1)	Division (2)	Division (3)	Division (4)	others (5)	Total
Sale of goods
Capital Award, Inc. ("CA")	$54,861,550	$-	$-	$-	$-	$54,861,550
Jiang Men City Heng Sheng Tai Agriculture Development Co., Limited ("JHST")	-	2,423,811	-	-	-	2,423,811
Hunan Shenghua A Power Agriculture Co., Limited ("HSA")	-	-	10,371,555		-	10,371,555
Qinghai Zhong He Meat Products Co Limited ("QZH")	-	-	4,680,245	-	-	4,680,245
Qinghai Sanjiang A Power
Agriculture Co., Limited ("SJAP")	-	-	48,552,223		-	48,552,223
Macau Eiji Company Limited ("MEIJI")	-	-	-	20,418,345	-	20,418,345
Sino Agro Food, Inc. ("SIAF")	-	-	-	-	31,728,186	31,728,186
	$54,861,550	$2,423,811	$63,604,023	$20,418,345	$31,728,186	$173,035,915

	Nine months ended September 30, 2014
			Organic
	Fishery		Fertilizer and	Cattle Farm
COST OF SERVICES	Development	HU Plantation	Bread Grass	Development	Corporate and
Name of entity	Division (1)	Division (2)	Division (3)	Division (4)	others (5)	Total

Consulting and service income for development contracts
Capital Award, Inc. ("CA")	$25,236,498	$-	$-	$-	$-	$25,236,498
Macau Eiji Company Limited ("MEIJI")	-	-	-	-	-	-
Sino Agro Food, Inc. ("SIAF")	-	-	-	-	1,554,244	1,554,244
	$25,236,498	$-	$-	$-	$1,554,244	$26,790,742

	Nine months ended September 30, 2013
			Organic
	Fishery		Fertilizer and	Cattle Farm
COST OF GOODS SOLD	Development	HU Plantation	Bread Grass	Development	Corporate and
Name of entity	Division (1)	Division (2)	Division (3)	Division (4)	others (5)	Total
Sale of goods
Capital Award, Inc. ("CA")	$33,460,670	$-	$-	$-	$-	$33,460,670
Jiang Men City Heng Sheng Tai Agriculture Development Co., Limited ("JHST")	-	6,093,751	-	-	-	6,093,751
Hunan Shenghua A Power Agriculture Co., Limited ("HSA")	-	-	4,830,266	-	-	4,830,266
Qinghai Zhong He Meat Products Co Limited ("QZH")	-	-	-	-	-	-
Qinghai Sanjiang A Power
Agriculture Co., Limited ("SJAP")	-	-	26,770,503	-	-	26,770,503
Macau Eiji Company Limited ("MEIJI")	-	-	-	7,369,379	-	7,369,379
Sino Agro Food, Inc. ("SIAF")	-	-	-	-	14,894,249	14,894,249
	$33,460,670	$6,093,751	$31,600,769	$7,369,379	$14,894,249	$93,418,818

	Nine months ended September 30, 2013
			Organic
	Fishery		Fertilizer and	Cattle Farm
COST OF SERVICES	Development	HU Plantation	Bread Grass	Development	Corporate and
Name of entity	Division (1)	Division (2)	Division (3)	Division (4)	others (5)	Total

Consulting and service income for development contracts
Capital Award, Inc. ("CA")	$11,805,864	$-	$-	$-	$-	$11,805,864
Macau Eiji Company Limited ("MEIJI")	-	-	-	5,519,294	-	5,519,294
Sino Agro Food, Inc. ("SIAF")	-	-	-	-	2,435,412	2,435,412
	$11,805,864	$-	$-	$5,519,294	$2,435,412	$19,760,570

3. SEGMENT INFORMATION

The Company establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organization structure as well as business segments and major customers in consolidated financial statements. The Company operates in four principal reportable segments: Fishery Development Division, and HU Plantation Division and Organic Fertilizer and Bread Grass Division, and Cattle Development Division. No geographic information is required as all revenue and assets are located in the PRC.

	2013
			Organic
	Fishery	HU	Fertilizer and	Cattle Farm
	Development	Plantation	Bread Grass	Development	Corporate and
	Division (1)	Division (2)	Division (3)	Division (4)	others (5)	Total

Revenue	$109,059,105	$22,814,476	$73,718,075	$24,792,014	$31,042,143	$261,425,813

Net income (loss)	$40,267,690	8,894,028	$14,302,266	$4,717,736	$6,024,809	$74,206,529

Total assets	$96,033,450	$49,831,925	$156,141,447	$46,428,738	$19,079,371	$367,514,931

	2012
	Fishery Development Division (1)	HU Plantation Division (2)	Organic Fertilizer and Bread Grass Division (3)	Cattle Farm Development Division (4)	Corporate and others (5)	Total
	(Restated)		(Restated)		(Restated)
Revenue	$81,383,568	$11,878,599	$23,347,564	$17,038,001	$4,965,907	$138,613,639

Net income (loss)	$39,150,568	$6,245,281	$3,875,609	$9,058,822	$(784,448)	$57,545,832

Total assets	$79,222,788	$36,792,718	$96,282,055	$28,265,035	$2,536,382	$243,098,978

Note
(1)	Operated by Capital Award, Inc. (“CA”) and Jiangmen City A Power Fishery Development Co., Limited (“JFD”).

(2)	Operated by Jiangmen City Heng Sheng Tai Agriculture Development Co., Limited (“JHST”).

(3)	Operated by Qinghai Sanjiang A Power Agriculture Co., Limited (“SJAP”), A Power Agro Agriculture Development (Macau) Limited (“APWAM”) and Hunan Shenghua A Power Agriculture Co., Limited (“HSA”).

(4)	Operated by Jiangmen City Hang Mei Cattle Farm Development Co. Limited (“JHMC”) and Macau Meiji Limited (“MEIJI”).

(5)	Operated by Sino Agro Food, Inc. (“SIAF”) and Sino Agro Food Sweden AB (publ) (“SAFS”).

Further analysis of revenue:-

	2013
Name of entity	Fishery Development Division (1)	HU Plantation Division (2)	Organic Fertilizer and Bread Grass Division (3)	Cattle Farm Development Division (4)	Corporate and others (6)	Total

Sale of goods
Capital Award, Inc. (“CA”)	$72,362,980	$-	$-	$-	$-	$72,362,980

Jiang Men City Heng Sheng Tai Agriculture Development Co., Limited (“JHST”)	-	22,814,476	-	-	-	$22,814,476

Hunan Shenghua A Power Agriculture Co., Limited (“HSA”)	-	-	11,490,395	-	-	11,490,395

Qinghai Sanjiang A Power Agriculture Co., Limited (“SJAP”)	-	-	62,227,680	-	-	62,227,680

Macau Eiji Company Limited (“MEIJI”)	-	-	-	17,671,418	-	17,671,418
Sino Agro Food, Inc. (“SIAF”)	-	-	-	-	22,047,092	22,047,092
Consulting and service income for development contracts
Capital Award, Inc. (“CA”)	35,259,211	-	-	-	-	35,259,211

Macau Eiji Company Limited (“MEIJI”)	-	-	-	7,120,596	-	7,120,596
Sino Agro Food, Inc. (“SIAF”)	-	-	-	-	8,799,503	8,799,503
Commission and management fee
Capital Award, Inc. (“CA”)	1,436,914	-	-	-	-	1,436,914

Macau Eiji Company Limited (“MEIJI”)	-	-	-	-	-	-
Sino Agro Food, Inc. (“SIAF”)	-	-	-	-	195,548	195,548
	$109,059,105	$22,814,476	$73,718,075	$24,792,014	$31,042,143	$261,425,813

	2012 (Restated)
Name of entity	Fishery Development Division (1)	HU Plantation Division (2)	Organic Fertilizer and Bread Grass Division (3)	Cattle Farm Development Division (4)	Corporate and others (6)	Total

Sale of goods
Capital Award, Inc. (“CA”)	$45,189,788	$-	$-	$-	$-	$45,189,788

Jiang Men City Heng Sheng Tai Agriculture Development Co., Limited (“JHST”)	-	11,878,599	-	-	-	11,878,599

Hunan Shenghua A Power Agriculture Co., Limited (“HSA”)	-	-	2,213,038	-	-	2,213,038

Qinghai Sanjiang A Power Agriculture Co., Limited (“SJAP”)	-	-	21,134,526	-	-	21,134,526

Macau Eiji Company Limited (“MEIJI”)	-	-	-	5,957,870	-	5,957,870
Sino Agro Food, Inc. (“SIAF”)	-	-	-	-	1,698,506	1,698,506
Consulting and service income for development contracts
Capital Award, Inc. (“CA”)	35,471,383	-	-	-	-	35,471,383

Macau Eiji Company Limited (“MEIJI”)	-	-	-	10,930,131	-	10,930,131
Sino Agro Food, Inc. (“SIAF”)	-	-	-	-	3,267,401	3,267,401
Commission and management fee
Capital Award, Inc. (“CA”)	722,397	-	-	-	-	722,397

Macau Eiji Company Limited (“MEIJI”)	-	-	-	150,000	-	150,000
Sino Agro Food, Inc. (“SIAF”)	-	-	-	-	-	-
	$81,383,568	$11,878,599	$23,347,564	$17,038,001	$4,965,907	$138,613,639

Further analysis of cost of goods sold and cost of services:-

COST OF GOODS SOLD

	2013
Name of entity	Fishery Development Division (1)	HU Plantation Division (2)	Organic Fertilizer and Bread Grass Division (3)	Cattle Farm Development Division (4)	Corporate and others (5)	Total

Sale of goods
Capital Award, Inc. (“CA”)	$51,470,476	$-	$-	$-	$-	$51,470,476
Jiang Men City Heng Sheng Tai Agriculture Development Co., Limited (“JHST”)	-	10,101,512	-	-	-	10,101,512
Hunan Shenghua A Power Agriculture Co., Limited (“HSA”)	-	-	7,040,470	-	-	7,040,470
Qinghai Sanjiang A Power Agriculture Co., Limited (“SJAP”)	-	-	38,411,418	-	-	38,411,418
Macau Eiji Company Limited (“MEIJI”)	-	-	-	13,161,262	-	13,161,262
Sino Agro Food, Inc. (“SIAF”)	-	-	-	-	19,160,917	19,160,917
	$51,470,476	$10,101,512	$45,451,888	$13,161,262	$19,160,917	$139,346,055

COST OF SERVICES
	2013
Name of entity	Fishery Development Division (1)	HU Plantation Division (2)	Organic Fertilizer and Bread Grass Division (3)	Cattle Farm Development Division (4)	Corporate and others (5)	Total

Consulting and service income for development contracts

Capital Award, Inc. (“CA”)	$13,197,048	$-	$-	$-	$-	$13,197,048

Macau Eiji Company Limited (“MEIJI”)	-	-	-	4,733,262	-	4,733,262
Sino Agro Food, Inc. (“SIAF”)	-	-	-	-	2,618,298	2,618,298
	$13,197,048	$-	$-	$4,733,262	$2,618,298	$20,548,608

Further analysis of cost of goods sold and cost of services:-

COST OF GOODS SOLD
	2012 (Restated)
Name of entity	Fishery Development Division (1)	HU Plantation Division (2)	Organic Fertilizer and Bread Grass Division (3)	Cattle Farm Development Division (4)	Corporate and others (6)	Total

Sale of goods

Capital Award, Inc. (“CA”)	$23,512,812	$-	$-	$-	$-	$23,512,812

Jiang Men City Heng Sheng Tai Agriculture Development Co., Limited (“JHST”)	-	5,035,955	-	-	-	5,035,955
Hunan Shenghua A Power Agriculture Co., Limited (“H SA”)	-	-	1,723,031	-	-	1,723,031

Qinghai Sanjiang A Power Agriculture Co., Limited (“SJAP”)	-	-	14,574,772	-	-	14,574,772

Macau Eiji Company Limited (“MEIJI”)	-	-	-	4,613,074	-	4,613,074
Sino Agro Food, Inc. (“SIAF”)	-	-	-	-	1,098,870	1,098,870
	$23,512,812	$5,035,955	$16,297,803	$4,613,074	$1,098,870	$50,558,514

COST OF SERVICES
	2012
Name of entity	Fishery Development Division (1)	HU Plantation Division (2)	Organic Fertilizer and Bread Grass Division (3)	Cattle Farm Development Division (4)	Corporate and others (6)	Total

Consulting and service income for development contracts

Capital Award, Inc. (“CA”)	$14,340,937	$-	$-	$-	$-	$14,340,937

Macau Eiji Company Limited (“MEIJI”)	-	-	-	2,998,343	-	2,998,343
Sino Agro Food, Inc. (“SIAF”)	-	-	-	-	909,677	909,677
	$14,340,937	$-	$-	$2,998,343	$909,677	$18,248,957